Deferred tax assets and liabilities - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 10,074	$ 280
Deferred tax liabilities	(438)	0
NET	9,636	280	$ 1,403	$ 1,546
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	46	44
Deferred tax liabilities	0	0
NET	46	44	25	23
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	22,284	42,178
Deferred tax liabilities	(426)	0
NET	21,858	42,178	60,308	66,304
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(21,865)	(41,942)
NET	(21,865)	(41,942)	$ (58,930)	$ (64,781)
Tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,176
Deferred tax liabilities	(6,579)
NET	9,597
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	38,506	42,222
Deferred tax liabilities	(28,870)	(41,942)
NET	9,636	280
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	28,432	41,942
Deferred tax liabilities	$ (28,432)	$ (41,942)